Fair Value, Assets and Liabilities, Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment (Details) - Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans held for sale	$ (9)	$ (120)	$ 33
Loans	(1,422)	(835)	(794)
Nonmarketable equity securities	(718)	(1,191)	4,407
Other assets	(122)	(275)	(388)
Total	(2,271)	(2,417)	3,291
Total Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(716)	(96)	(230)
Mortgage servicing rights	0	4	33
Total Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (706)	$ (739)	$ (564)